RICHARD FEINER
ATTORNEY AT LAW
88 Pine Street
Of Counsel	22nd Floor
Silverman Shin	New York, New York 10005
& Byrne PLLC	(646) 822-1170
Fax: (917) 720-0863
E-Mail RFeiner@Silverfirm.com

July 15, 2020

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Elite Pharmaceuticals, Inc.
Registration Statement on Form S-3

Dear Sir or Madam:

On behalf of Elite Pharmaceuticals, Inc. (the “Company”), I file herewith the above-referenced registration statement.

If you have any questions or comments with regard to the filing, please contact me at the above address.

Very truly yours,

/s/ Richard Feiner
Richard Feiner